COMMITMENTS AND CONTINGENCIES - Additional information (Details) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 13, 2021 USD ($)	Sep. 30, 2022 USD ($) claim	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) claim	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) claim	Dec. 31, 2020 USD ($)
Line of Credit Facility [Line Items]
Number of outstanding claims | claim		1		1		2
Claim amount	$ 548
Rent expense		$ 434	$ 339	$ 1,113	$ 1,142	$ 1,485	$ 2,293
Letter of Credit [Member]
Line of Credit Facility [Line Items]
Secured letters of credit outstanding		$ 7,661		$ 7,661		$ 7,258	$ 7,430